Other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Other current assets
Schedule of other current assets

	December 31,	December 31,
	2025	2024
Other financial assets	5,130	6,496
Trade and other receivables	20,087	15,513
Prepayments	16,295	169,649
Other short-term assets	—	7,967
Total other current assets	41,512	199,625